Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 12, 2016	Feb. 13, 2015	Feb. 26, 2014
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid		$ 0.6862	$ 0.4929
Payments of Ordinary Dividends, Common Stock		$ 404.1	$ 293.9
Special dividend
Common Stock, Dividends, Per Share, Cash Paid			$ 1.0000
Payments of Ordinary Dividends, Common Stock			$ 596.3
Subsequent Event | Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 0.8882
Payments of Ordinary Dividends, Common Stock	$ 519.2